INITIAL PUBLIC OFFERING (Details Narrative) - USD ($)			12 Months Ended
	Sep. 09, 2022	Feb. 03, 2022	Nov. 30, 2023	Nov. 30, 2022	Nov. 08, 2021
Proceeds from issuance of IPO				$ 84,525,000
Issuance of Shares at Initial Public Offering, shares	909,875
Share price, per share			$ 10.10
Common Class A [Member]
Sale of stock, per share			$ 11.50		$ 12.00
IPO [Member]
Proceeds from issuance of IPO		$ 86,250,000
Issuance of Shares at Initial Public Offering, shares		8,625,000
IPO [Member] | Underwriters [Member]
Proceeds from issuance of IPO		$ 11,250,000
Issuance of Shares at Initial Public Offering, shares		1,125,000
Share price, per share		$ 10.00
IPO [Member] | Common Class A [Member]
Stock issued during period shares new issues		7,500,000
Sale of stock, per share		$ 10.00
Proceeds from issuance of IPO		$ 75,000,000